Summary of significant accounting policies - Impact of new standards, amendments, and interpretations not yet effective (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	R 1,993,325	R 1,906,689
Total liabilities	476,144	463,758
Deferred tax liabilities	82,658	100,067
Retained earnings	722,380	R 594,514
IFRS 9, IFRS 15, And IFRS 16 adoption impact | Bottom of range
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	71,000
Total liabilities	44,000
Deferred tax liabilities	6,000
Retained earnings	22,000
IFRS 9, IFRS 15, And IFRS 16 adoption impact | Top of range
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	78,000
Total liabilities	56,000
Deferred tax liabilities	10,000
Retained earnings	27,000
IFRS 9 adoption impact | Bottom of range
IFRS 9 - Financial Instruments
Expected impact on provision for doubtful debts	2,000
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	2,000
IFRS 9 adoption impact | Top of range
IFRS 9 - Financial Instruments
Expected impact on provision for doubtful debts	4,000
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	4,000
IFRS 15 adoption impact | Bottom of range
IFRS 15 - Revenue from Contracts with Customers
Expected impact on capitalized commission asset net book value	43,000
Expected impact on additional recurring commission liability	6,000
Expected increase in income in advance liability	1,000
Expected increase in contract asset	1,000
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	44,000
Total liabilities	7,000
IFRS 15 adoption impact | Top of range
IFRS 15 - Revenue from Contracts with Customers
Expected impact on capitalized commission asset net book value	48,000
Expected impact on additional recurring commission liability	8,000
Expected increase in income in advance liability	3,000
Expected increase in contract asset	2,000
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	50,000
Total liabilities	11,000
IFRS 16 adoption impact | Bottom of range
IFRS 16 - Leases
Expected impact on right-of-use asset net book value	29,000
Expected impact on lease liability, net	31,000
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	29,000
Total liabilities	31,000
IFRS 16 adoption impact | Top of range
IFRS 16 - Leases
Expected impact on right-of-use asset net book value	32,000
Expected impact on lease liability, net	35,000
Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 & IFRS 16:
Total assets	32,000
Total liabilities	R 35,000